EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Schedule of classes of share capital
The following table provides a continuity of Class A Shares outstanding for the six-month period ended June 30, 2026:

SHARES	Class A Shares(1)
Authorized and issued
Opening balance	—
Issuance of Class A Shares	207,007,465
Repurchased and canceled	(1,565,451)
Issued as at June 30, 2026	205,442,014
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(1)Included in the Class A Shares that Brookfield Holders beneficially own as of June 30, 2026 are 86,643,362 Class A Shares (December 31, 2025: 53,651,499 Class A Shares) held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.

UNITS	LP Units
Authorized and issued
Opening balance	87,720,678
Repurchased and canceled	(499,420)
Exchanged into Class A Shares on March 27, 2026	(87,221,258)
Issued as at June 30, 2026	—

UNITS	Redemption-Exchange Units
Authorized and issued
Opening balance	51,599,716
Exchanged into Class A Shares on March 27, 2026	(51,599,716)
Issued as at June 30, 2026	—

SHARES	BBHC exchangeable shares
Authorized and issued
Opening balance	69,077,731
Repurchased and canceled	(891,240)
Exchanged into Class A Shares on March 27, 2026	(68,186,491)
Issued as at June 30, 2026	—
The following table provides a continuity of Class B Shares outstanding for the six-month period ended June 30, 2026:

SHARES	Class B Shares held by Brookfield
Authorized and issued
Opening balance	—
Issuance of Class B Shares	4
Issued as at June 30, 2026	4
The weighted average number of Class B Shares outstanding for the three and six months ended June 30, 2026 was 4 (June 30, 2025: 4).
The following section (b)(i) provides additional details on GP Units for the period up until the completion of the Arrangement on March 27, 2026.
(i)    GP Units

UNITS	GP Units
Authorized and issued
Opening balance	4
Exchanged into Class B Shares on March 27, 2026	(4)
Issued as at June 30, 2026	—
The following table provides a continuity of Special Shares outstanding for the six-month period ended June 30, 2026:

SHARES	Special Shares held by Brookfield
Authorized and issued
Opening balance	—
Issuance of Special Shares	4
Issued as at June 30, 2026	4

UNITS	Special LP Units held by Brookfield
Authorized and issued
Opening balance	4
Exchanged into Special Shares on March 27, 2026	(4)
Issued as at June 30, 2026	—

($US MILLIONS)	Preferred securities held by Brookfield
Authorized and issued
Opening balance	$740
Balance as at June 30, 2026	$740